Supplement dated August 22, 2022

to the

Prospectus dated May 1, 2019

for

Great-West Smart Track® II – 5 Year Variable Annuity

issued by

Great-West Life & Annuity Insurance Company of New York

Variable Annuity-2 Series Account

This Supplement amends certain information contained in the above-referenced Prospectus. Please read this Supplement carefully and retain it for future reference.

Great-West Life & Annuity Insurance Company of New York (the “Company”) and other entities within the Company’s corporate group, including the underlying variable insurance funds historically marketed under the “Great-West Funds” brand and their investment adviser, have adopted the brand name “Empower.” Accordingly, the names of the entities identified below have been changed to reflect the Empower brand name as of August 1, 2022.

The Company is now Empower Life & Annuity Insurance Company of New York.

Great-West Life & Annuity Insurance Company, the Company’s direct parent, is now Empower Annuity Insurance Company of America. Its parent, GWL&A Financial Inc., is now Empower Holdings, Inc.

The name of the current principal underwriter of the Contract, Investment Distributors, Inc., has not changed.

Great-West Funds, Inc. is now Empower Funds, Inc. Great-West Capital Management, LLC, the investment adviser of the Great-West Funds, is now Empower Capital Management, LLC.

The names of the following Investment Strategy Portfolios available under your Contract have been changed as set forth below:

Old Portfolio Name	New Portfolio Name
Great-West Aggressive Profile Fund (Investor Class Shares)	Empower Aggressive Profile Fund (Investor Class Shares)
Great-West Ariel Mid Cap Value Fund (Investor Class Shares)	Empower Ariel Mid Cap Value Fund (Investor Class Shares)
Great-West Bond Index Fund (Investor Class Shares)	Empower Bond Index Fund (Investor Class Shares)
Great-West Conservative Profile Fund (Investor Class Shares)	Empower Conservative Profile Fund (Investor Class Shares)
Great-West Core Bond Fund (Investor Class Shares)	Empower Core Bond Fund (Investor Class Shares)
Great-West Emerging Markets Equity Fund (Investor Class Shares)	Empower Emerging Markets Equity Fund (Investor Class Shares)
Great-West Global Bond Fund (Investor Class Shares)	Empower Global Bond Fund (Investor Class Shares)
Great-West Government Money Market Fund (Investor Class Shares)	Empower Government Money Market Fund (Investor Class Shares)
Great-West High Yield Bond Fund (Investor Class Shares)	Empower High Yield Bond Fund (Investor Class Shares)
Great-West Inflation-Protected Securities Fund (Investor Class Shares)	Empower Inflation-Protected Securities Fund (Investor Class Shares)
Great-West International Growth Fund (Investor Class Shares)	Empower International Growth Fund (Investor Class Shares)

Great-West International Index Fund (Investor Class Shares)	Empower International Index Fund (Investor Class Shares)
Great-West International Value Fund (Investor Class Shares)	Empower International Value Fund (Investor Class Shares)
Great-West Large Cap Growth Fund (Investor Class Shares)	Empower Large Cap Growth Fund (Investor Class Shares)
Great-West Large Cap Value Fund (Investor Class Shares)	Empower Large Cap Value Fund (Investor Class Shares)
Great-West Lifetime 2015 Fund (Investor Class Shares)	Empower Lifetime 2015 Fund (Investor Class Shares)
Great-West Lifetime 2020 Fund (Investor Class Shares)	Empower Lifetime 2020 Fund (Investor Class Shares)
Great-West Lifetime 2025 Fund (Investor Class Shares)	Empower Lifetime 2025 Fund (Investor Class Shares)
Great-West Lifetime 2030 Fund (Investor Class Shares)	Empower Lifetime 2030 Fund (Investor Class Shares)
Great-West Lifetime 2035 Fund (Investor Class Shares)	Empower Lifetime 2035 Fund (Investor Class Shares)
Great-West Lifetime 2040 Fund (Investor Class Shares)	Empower Lifetime 2040 Fund (Investor Class Shares)
Great-West Lifetime 2045 Fund (Investor Class Shares)	Empower Lifetime 2045 Fund (Investor Class Shares)
Great-West Lifetime 2050 Fund (Investor Class Shares)	Empower Lifetime 2050 Fund (Investor Class Shares)
Great-West Lifetime 2055 Fund (Investor Class Shares)	Empower Lifetime 2055 Fund (Investor Class Shares)
Great-West Mid Cap Value Fund (Investor Class Shares)	Empower Mid Cap Value Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)	Empower Moderate Profile Fund (Investor Class Shares)
Great-West Moderately Aggressive Profile Fund (Investor Class Shares)	Empower Moderately Aggressive Profile Fund (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (Investor Class Shares)	Empower Moderately Conservative Profile Fund (Investor Class Shares)
Great-West Multi-Sector Bond Fund (Investor Class Shares)	Empower Multi-Sector Bond Fund (Investor Class Shares)
Great-West Real Estate Index Fund (Investor Class Shares)	Empower Real Estate Index Fund (Investor Class Shares)
Great-West S&P 500® Index Fund (Investor Class Shares)	Empower S&P 500® Index Fund (Investor Class Shares)
Great-West S&P Mid Cap 400® Index Fund (Investor Class Shares)	Empower S&P Mid Cap 400® Index Fund (Investor Class Shares)
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares)	Empower S&P Small Cap 600® Index Fund (Investor Class Shares)
Great-West Short Duration Bond Fund (Investor Class Shares)	Empower Short Duration Bond Fund (Investor Class Shares)
Great-West Small Cap Growth Fund (Investor Class Shares)	Empower Small Cap Growth Fund (Investor Class Shares)
Great-West Small Cap Value Fund (Investor Class Shares)	Empower Small Cap Value Fund (Investor Class Shares)
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares)	Empower T. Rowe Price Mid Cap Growth Fund (Investor Class Shares)
Great-West US Government Securities Fund (Investor Class Shares)	Empower US Government Securities Fund (Investor Class Shares)

The names of the following Income Strategy Covered Funds available for Contracts with the Guaranteed Lifetime Withdrawal Benefit Rider have been changed as set forth below:

Old Portfolio Name	New Portfolio Name
Great-West Conservative Profile Fund (Class L Shares)	Empower Conservative Profile Fund (Class L Shares)
Great-West Moderate Profile Fund (Class L Shares)	Empower Moderate Profile Fund (Class L Shares)
Great-West Moderately Conservative Profile Fund (Class L Shares)	Empower Moderately Conservative Profile Fund (Class L Shares)
Great-West SecureFoundation® Balanced Fund (Class L Shares)	Empower SecureFoundation® Balanced Fund (Class L Shares)

*   *   *

For more information about your Contract, please refer to the Prospectus, which is available online at www.protective.com/productprospectus. More information about the Portfolios is available in the prospectuses for the Portfolios, which can be found online at www.protective.com/eprospectus